RENTAL REVENUE, RECOVERIES, COSTS AND EXPENSES - Fair value (gains) losses (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	$ (1,214)	$ (1.2)	$ (3,402)	$ (3.4)
Cross currency interest rate swaps	(1,214)	(1.2)	(3,402)	(3.4)
Foreign exchange forward contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	(2,600)		93
Cross currency interest rate swaps	(2,600)		93
Foreign exchange collar contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	2,627	(2.6)	(2,627)	(2.6)
Cross currency interest rate swaps	2,627	(2.6)	(2,627)	(2.6)
Cross currency interest rate swaps
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	(1,413)	(1.4)	5,936	(5.9)
Cross currency interest rate swaps	$ (1,413)	$ (1.4)	$ 5,936	$ (5.9)